UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2019

WESTERN ASSET

PREMIUM LIQUID

RESERVES

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Premium Liquid Reserves for the twelve-month reporting period ended August 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset Premium Liquid Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The Fund is a money market fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests in high-quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, that we determined to be of equivalent quality.

The Portfolio may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount.

The Portfolio may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Portfolio generally limits its investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obli gations may be located in The Bahamas or the Cayman Islands.

As a money market fund, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase. The Fund sells and redeems its shares at prices based on the current market value of the securities it holds. Therefore, the share price of the Fund will fluctuate along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields declined during the twelve-month reporting period ended August 31, 2019. The yield for

Western Asset Premium Liquid Reserves 2019 Annual Report	1

Fund overview (cont’d)

the two-year Treasury note began the reporting period at 2.62% and ended the period at 1.50%. The peak for the period of 2.98% occurred on November 8, 2018, and the low for the period of 1.48% took place on August 15 and 16, 2019. The yield for the ten-year Treasury was 2.86% at the beginning of the reporting period and ended the period at 1.50%. The peak for the period of 3.24% occurred on November 8, 2018, and the low of 1.47% took place on August 28, 2019.

After raising the federal funds ratei four times in 2018, in January 2019 the Federal Reserve Board (the “Fed”)ii had a “dovish pivot” and announced it would pause from additional rate hikes as it monitored incoming economic data. At its meeting that concluded on March 20, 2019, most Fed officials indicated they did not believe additional rate hikes would be needed in 2019. As expected, at its meeting that concluded on July 31, 2019, the Fed reduced the federal funds rate from a range between 2.25% and 2.50% to a range between 2.00% and 2.25%. This represented the Fed’s first rate cut since 2008. In addition, the Fed said it would end the campaign to shrink its balance sheet in August 2019, two months earlier than planned. In the Fed’s official statement it said, “This action supports the Committee’s view that sustained expansion of economic activity, strong labor market conditions, and inflation near the Committee’s symmetric 2 percent objective are the most likely outcomes, but uncertainties about this outlook remain.” Finally, the Fed again lowered rates at its meeting that concluded on September 18, 2019, after the reporting period ended, pushing the target rate to a range between 1.75% and 2.00%.

Q. How did we respond to these changing market conditions?

A. The portfolio maintained a cautious maturity stance over the reporting period, as the Fed continued its shift towards a less accommodative policy stance. Certain strategies implemented over the reporting period were driven by the pattern of issuance by the U.S. Treasury, which impacted the availability of U.S. government securities.

Performance review

As of August 31, 2019, the seven-day current yield for Western Asset Premium Liquid Reserves was 1.88% and the seven-day effective yield, which reflects compounding, was 1.89%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Premium Liquid Reserves Yields as of August 31, 2019 (unaudited)
Seven-Day Current Yield[1]	1.88%
Seven-Day Effective Yield[1]	1.89%

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Premium Liquid Reserves 2019 Annual Report

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield would have been 0.78% and 0.79%, respectively.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The maturity positioning of the portfolio and the increase in its allocation to floating rate securities positively impacted performance over the reporting period as yields rose. There were no meaningful detractors from performance during the period.

Thank you for your investment in Western Asset Premium Liquid Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 18, 2019

RISKS: You could lose money by investing in the Fund. Because the share price of the Fund fluctuates, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund will be more susceptible to negative events affecting the worldwide financial services sector as a significant portion of its assets may be invested in obligations that are issued or backed by U.S. and non-U.S. banks and other financial services companies. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Western Asset Premium Liquid Reserves 2019 Annual Report	3

Fund overview (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

4	Western Asset Premium Liquid Reserves 2019 Annual Report

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2019 and August 31, 2018. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Premium Liquid Reserves 2019 Annual Report	5

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
1.06%	$1,000.00	$1,010.60	0.45%	$2.28	5.00%	$1,000.00	$1,022.94	0.45%	$2.29

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

6	Western Asset Premium Liquid Reserves 2019 Annual Report

Statement of assets and liabilities

August 31, 2019

Assets:
Investment in Liquid Reserves Portfolio, at value	$15,397,113
Receivable from investment manager	7,621
Prepaid expenses	9,884
Total Assets	15,414,618

Liabilities:
Service and/or distribution fees payable	648
Distributions payable	314
Trustees’ fees payable	40
Accrued expenses	24,368
Total Liabilities	25,370
Total Net Assets	$15,389,248

Net Assets:
Par value (Note 3)	$154
Paid-in capital in excess of par value	15,423,825
Total distributable earnings (loss)	(34,731)
Total Net Assets	$15,389,248

Shares Outstanding	15,382,380

Net Asset Value	$ 1.0004

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2019 Annual Report	7

Statement of operations

For the Year Ended August 31, 2019

Investment Income:
Income from Liquid Reserves Portfolio	$409,540
Allocated expenses from Liquid Reserves Portfolio	(17,372)
Allocated waiver from Liquid Reserves Portfolio	16,352
Total Investment Income	408,520

Expenses:
Transfer agent fees	87,882
Investment management fee (Note 2)	57,081
Registration fees	31,142
Audit and tax fees	29,094
Legal fees	18,822
Service and/or distribution fees (Note 2)	16,309
Shareholder reports	7,971
Fund accounting fees	7,500
Insurance	679
Trustees’ fees	419
Miscellaneous expenses	860
Total Expenses	257,759
Less: Fee waivers and/or expense reimbursements (Note 2)	(185,388)
Net Expenses	72,371
Net Investment Income	336,149

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments From Liquid Reserves Portfolio	(736)
Change in Net Unrealized Appreciation (Depreciation) From Investments in Liquid Reserves Portfolio	783
Net Gain on Investments	47
Increase in Net Assets From Operations	$336,196

See Notes to Financial Statements.

8	Western Asset Premium Liquid Reserves 2019 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2019	2018

Operations:
Net investment income	$336,149	$269,263
Net realized loss	(736)	(1,810)
Change in net unrealized appreciation (depreciation)	783	1,300
Increase in Net Assets From Operations	336,196	268,753

Distributions to Shareholders From (Note 1):
Total distributable earnings(a)	(336,508)	(269,200)
Decrease in Net Assets From Distributions to Shareholders	(336,508)	(269,200)

Fund Share Transactions (Note 3):
Net proceeds from sale of shares	4,374,918	7,313,042
Reinvestment of distributions	330,333	265,872
Cost of shares repurchased	(7,601,530)	(13,583,907)
Decrease in Net Assets From Fund Share Transactions	(2,896,279)	(6,004,993)
Decrease in Net Assets	(2,896,591)	(6,005,440)

Net Assets:
Beginning of year	18,285,839	24,291,279
End of year(b)	$15,389,248	$18,285,839

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 5). For the year ended August 31, 2018, distributions from net investment income were $269,200.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 5). For the year ended August 31, 2018, end of year net assets included undistributed net investment income of $(2,010).

See Notes to Financial Statements.

Western Asset Premium Liquid Reserves 2019 Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
	2019[1]	2018[1]	2017[1,2]	2016[1]	2015[1]

Net asset value, beginning of year	$1.0005	$1.0005	$1.0001	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.0206	0.0126	0.0051	0.001	0.000	[3]
Net realized and unrealized gain (loss)	0.0000 [3]	0.0004 [4]	0.0012	(0.000) [3]	0.000	[3]
Total income from operations	0.0206	0.0130	0.0063	0.001	0.000	[3]

Less distributions from:
Net investment income	(0.0207)	(0.0130)	(0.0059)	(0.001)	(0.000)	[3]
Total distributions	(0.0207)	(0.0130)	(0.0059)	(0.001)	(0.0000)	[3]

Net asset value, end of year	$1.0004	$1.0005	$1.0005	$1.000	$1.000
Total return[5]	2.08%	1.30%	0.64%	0.13%	0.01%

Net assets, end of year (000s)	$15,389	$18,286	$24,291	$89,084	$318,387

Ratios to average net assets:
Gross expenses[6,7]	1.69%	1.56%	1.22%	0.66%	0.61%
Net expenses[6,8,9]	0.45	0.45	0.44	0.36	0.21
Net investment income	2.06	1.26	0.51	0.09	0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Effective October 11, 2016, the share price of the Fund fluctuates along with changes in the market-based value of fund assets.

[3]	Amount represents less than $0.0005 per share.

[4]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[6]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[7]

The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Premium Liquid Reserves 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The share price of the Fund fluctuates along with changes in the market-based value of fund assets. Because the share price of the Fund fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (0.1% at August 31, 2019) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income and net realized/unrealized gains and losses of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Premium Liquid Reserves 2019 Annual Report	11

Notes to financial statements (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(8,352)	$8,352

(a)	Reclassifications are due to prior year distributions paid in connection with the redemption of Fund shares and a taxable overdistribution.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Since the Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Liquid Reserves Portfolio.

12	Western Asset Premium Liquid Reserves 2019 Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $185,388.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. Service and/or distribution fees are accrued daily and paid monthly. For the year ended August 31, 2019, the service and/or distribution fees paid amounted to $16,309 of which $8,154 was voluntarily waived. Such waiver is voluntary and may be reduced or terminated at any time.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.

Transactions in shares of the Fund were as follows:

	Year Ended August 31, 2019	Year Ended August 31, 2018
Shares sold	4,373,276	7,310,357
Shares issued on reinvestment	330,200	265,776
Shares repurchased	(7,598,433)	(13,578,392)
Net decrease	(2,894,957)	(6,002,259)

Western Asset Premium Liquid Reserves 2019 Annual Report	13

Notes to financial statements (cont’d)

4. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$336,508	$269,200

As of August 31, 2019, there were no significant differences between the book and tax components of net assets.

Additionally, the Fund had deferred capital losses of $26,340. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

5. Recent accounting pronouncement

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Portfolio adopted the Final Rule with the most notable impacts being that the Portfolio is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

14	Western Asset Premium Liquid Reserves 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Premium Money Market Trust and

Shareholders of Western Asset Premium Liquid Reserves

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Western Asset Premium Liquid Reserves (one of the funds constituting Legg Mason Partners Premium Money Market Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 16, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2019 by correspondence with the accounting agent for the Liquid Reserves Portfolio. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopersLLP

Baltimore, Maryland

October 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Western Asset Premium Liquid Reserves 2019 Annual Report	15

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Premium Liquid Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†

Elliott J. Berv

Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director, Visual Kinematics, Inc. (since 2018)

Mark T. Finn

Year of birth	1943

Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during the past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

16	Western Asset Premium Liquid Reserves

Independent Trustees† (cont’d)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	88
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Susan B. Kerley

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Western Asset Premium Liquid Reserves	17

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

R. Richardson Pettit

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during the past five years	Retired; formerly, Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	43
Other board memberships held by Trustee during the past five years	None

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 141 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	132
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

18	Western Asset Premium Liquid Reserves

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Western Asset Premium Liquid Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci** Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron serve as Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

**	Effective September 23, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

20	Western Asset Premium Liquid Reserves

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Western Asset Premium Liquid Reserves	21

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2019:

Record date:	Daily	Daily
Payable date:	September 2018 - December 2018	January 2019 - August 2019
Interest from Federal Obligations	4.78%	8.81%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

Record date:	Daily	Daily
Payable date:	September 2018 - December 2018	January 2019 - August 2019
Qualified Net Interest Income	40.00%	50.00%

The percentages indicated above represent the portion of the ordinary income distributions paid monthly by the Fund that are Interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

22	Liquid Reserves Portfolio

Schedule of investments

August 31, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Commercial Paper — 49.6%
ABN AMRO Funding USA LLC	2.363%	9/16/19	$56,000,000	$55,942,695	(a)(b)
ABN AMRO Funding USA LLC	2.329%	11/5/19	110,000,000	109,543,060	(a)(b)
ABN AMRO Funding USA LLC	2.330%	11/7/19	40,000,000	39,828,727	(a)(b)
ABN AMRO Funding USA LLC	2.340%	11/21/19	40,000,000	39,792,684	(a)(b)
Banco Santander SA	2.632%	9/5/19	28,450,000	28,439,877	(b)
Banco Santander SA	2.237%	11/1/19	40,000,000	39,849,990	(b)
Banco Santander SA	2.233%	11/4/19	230,000,000	229,097,211	(b)
Banco Santander SA	2.230%	11/7/19	188,500,000	187,727,197	(b)
Banco Santander SA	2.134%	2/3/20	125,000,000	123,877,014	(b)
Banco Santander SA	2.132%	2/7/20	200,000,000	198,159,234	(b)
Bank of New York Mellon	2.943%	9/3/19	166,350,000	166,310,354	(b)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.110%)	2.089%	2/20/20	97,000,000	96,967,815	(a)(c)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.200%)	2.089%	5/21/20	150,000,000	149,979,958	(a)(c)
Bank of Nova Scotia (SOFR + 0.230%)	2.160%	6/18/20	138,835,000	138,941,141	(a)(c)
BNG Bank NV	2.845%	9/3/19	200,000,000	199,953,888	(a)(b)
BNG Bank NV	2.665%	9/4/19	192,100,000	192,044,639	(a)(b)
BNG Bank NV	2.557%	9/5/19	221,000,000	220,923,572	(a)(b)
BNG Bank NV	2.485%	9/6/19	95,000,000	94,961,670	(a)(b)
BNG Bank NV (1 mo. USD LIBOR + 0.170%)	2.089%	3/31/20	85,000,000	84,978,117	(a)(c)
BPCE SA	2.620%	9/5/19	90,000,000	89,968,125	(a)(b)
BPCE SA	2.163%	12/2/19	219,600,000	218,406,182	(a)(b)
DBS Bank Ltd.	2.211%	11/25/19	65,000,000	64,665,884	(a)(b)
DBS Bank Ltd.	2.210%	11/27/19	97,000,000	96,490,174	(a)(b)
DBS Bank Ltd.	2.182%	12/6/19	95,000,000	94,456,658	(a)(b)
Export Development Corp.	2.232%	10/21/19	35,000,000	34,892,215	(b)
Export Development Corp.	2.183%	11/18/19	200,000,000	199,067,556	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.180%)	2.089%	11/7/19	450,000,000	450,115,407	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.130%)	2.089%	12/6/19	15,000,000	15,001,717	(a)(c)
HSBC USA Inc. (1 mo. USD LIBOR + 0.120%)	2.089%	10/8/19	49,000,000	49,010,069	(a)(c)
HSBC USA Inc.	2.072%	12/6/19	50,000,000	49,728,186	(a)(b)
HSBC USA Inc. (1 mo. USD LIBOR + 0.230%)	2.089%	5/15/20	50,000,000	49,999,863	(a)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.140%)	2.089%	11/4/19	134,000,000	134,022,416	(a)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.200%)	2.089%	5/15/20	259,640,000	259,593,021	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.130%)	2.089%	10/11/19	175,000,000	175,021,854	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Annual Report	23

Schedule of investments (cont’d)

August 31, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
JPMorgan Securities LLC	2.196%	11/5/19	$275,000,000	$273,922,137	(b)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.089%	11/13/19	100,000,000	100,028,504	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.089%	11/18/19	100,000,000	100,030,508	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.210%)	2.089%	2/13/20	166,640,000	166,647,832	(c)
Kingdom of Netherlands	2.858%	9/3/19	26,420,000	26,413,882	(a)(b)
Landesbank Hessen-Thüringen Girozentrale	2.420%	9/9/19	152,500,000	152,410,110	(a)(b)
Landesbank Hessen-Thüringen Girozentrale	2.170%	12/6/19	70,000,000	69,601,739	(a)(b)
Landesbank Hessen-Thüringen Girozentrale	2.065%	2/14/20	79,500,000	78,759,855	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.241%	10/1/19	66,000,000	65,875,861	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.218%	11/13/19	75,000,000	74,667,188	(a)(b)
National Australia Bank Ltd.	2.977%	9/3/19	10,000,000	9,997,589	(a)(b)
Nationwide Building Society	2.282%	10/2/19	150,000,000	149,703,550	(a)(b)
Nationwide Building Society	2.144%	12/4/19	22,640,000	22,515,329	(a)(b)
Nationwide Building Society	2.142%	12/5/19	96,000,000	95,466,371	(a)(b)
Nationwide Building Society	2.039%	1/21/20	21,500,000	21,330,666	(a)(b)
Nationwide Building Society	2.031%	1/24/20	175,000,000	173,597,987	(a)(b)
Nationwide Building Society	2.024%	1/27/20	80,445,000	79,789,709	(a)(b)
Nationwide Building Society	2.043%	2/5/20	72,750,000	72,116,051	(a)(b)
Natixis SA	2.582%	9/5/19	72,700,000	72,674,615	(b)
Natixis SA	2.178%	12/3/19	200,000,000	198,893,250	(b)
Natixis SA	2.178%	12/5/19	175,000,000	174,011,206	(b)
Nordea Bank ABP	2.767%	9/3/19	120,000,000	119,973,080	(a)(b)
Nordea Bank ABP	2.157%	11/4/19	50,000,000	49,810,342	(a)(b)
Nordea Bank ABP	2.151%	11/8/19	101,415,000	101,007,790	(a)(b)
NRW Bank	2.883%	9/3/19	80,000,000	79,981,315	(a)(b)
NRW Bank	2.698%	9/4/19	190,000,000	189,944,583	(a)(b)
NRW Bank	2.585%	9/5/19	127,000,000	126,955,614	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.110%)	2.089%	9/9/19	25,000,000	25,001,295	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.120%)	2.089%	9/19/19	200,000,000	200,018,034	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.110%)	2.089%	10/7/19	100,000,000	100,004,099	(a)(c)
Province of Ontario	2.179%	11/5/19	75,000,000	74,708,271	(b)
Societe Generale	2.709%	9/4/19	430,000,000	429,874,044	(a)(b)
Societe Generale	2.044%	11/26/19	122,000,000	121,413,098	(a)(b)
Societe Generale	2.037%	12/5/19	199,405,000	198,350,309	(a)(b)

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2019 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Standard Chartered Bank	2.451%	9/9/19	$87,000,000	$86,948,066	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.733%	9/4/19	75,000,000	74,977,844	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.621%	9/5/19	60,000,000	59,978,740	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.420%	9/9/19	200,000,000	199,882,112	(a)(b)
Swedbank AB	2.213%	11/5/19	210,000,000	209,170,651	(b)
Swedbank AB	2.213%	11/6/19	225,000,000	224,097,725	(b)
Swedbank AB	2.214%	11/7/19	200,000,000	199,185,800	(b)
Swedbank AB	2.122%	2/10/20	130,000,000	128,786,537	(b)
Toronto Dominion Bank	2.881%	9/3/19	90,000,000	89,978,990	(a)(b)
Toronto Dominion Bank	2.702%	9/4/19	125,000,000	124,963,490	(a)(b)
Toronto Dominion Bank	2.130%	12/4/19	429,000,000	426,653,657	(a)(b)
Total Capital SA	2.577%	9/5/19	65,000,000	64,977,348	(a)(b)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.200%)	2.089%	9/19/19	35,000,000	35,004,709	(a)(c)
Total Commercial Paper				10,297,859,652
Certificates of Deposit — 26.9%
Bank of Nova Scotia (3 mo. USD LIBOR + 0.200%)	2.587%	9/20/19	50,000,000	50,004,764	(c)
Barclays Bank PLC	2.660%	11/7/19	260,000,000	260,217,992
Barclays Bank PLC	2.370%	12/6/19	42,000,000	42,028,002
Barclays Bank PLC	2.280%	1/31/20	272,650,000	272,895,341
Barclays Bank PLC	2.120%	2/12/20	189,000,000	189,049,913
BNP Paribas SA	2.560%	11/13/19	250,000,000	250,227,483
Citibank N.A.	2.550%	10/2/19	415,000,000	415,149,906
Credit Suisse AG NY (1 mo. USD LIBOR + 0.130%)	2.331%	9/11/19	50,000,000	50,003,202	(c)
Credit Suisse AG NY (1 mo. USD LIBOR + 0.140%)	2.341%	10/10/19	100,000,000	100,013,106	(c)
Credit Suisse AG NY (SOFR + 0.230%)	2.390%	2/14/20	133,000,000	133,069,551	(c)
Credit Suisse NY	2.620%	10/4/19	215,000,000	215,096,793
Goldman Sachs Bank USA (SOFR + 0.250%)	2.647%	6/22/20	82,000,000	82,014,799	(c)
HSBC Bank Inc.	2.160%	9/6/19	73,000,000	73,000,000
HSBC Bank Inc.	2.195%	1/10/20	50,890,000	50,913,643
Landesbank Hessen-Thüringen	2.130%	9/4/19	190,000,000	189,999,994
Landesbank Hessen-Thüringen	2.340%	9/16/19	100,000,000	100,009,992
Lloyds Bank PLC	2.350%	12/9/19	222,140,000	222,271,554
Mitsubishi UFJ Trust & Banking Corp.	2.400%	9/6/19	100,000,000	100,005,474
Mitsubishi UFJ Trust & Banking Corp.	2.300%	2/24/20	72,000,000	72,096,293
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.150%)	2.379%	9/6/19	52,700,000	52,702,050	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Annual Report	25

Schedule of investments (cont’d)

August 31, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.150%)	2.332%	11/18/19	$81,700,000	$81,719,454	(c)
Mizuho Bank Ltd.	2.220%	1/13/20	200,000,000	200,157,340
Mizuho Bank Ltd.	2.130%	2/3/20	174,500,000	174,599,624
Mizuho Bank Ltd.	2.080%	2/7/20	84,000,000	84,030,705
Nordea Bank ABP (1 mo. USD LIBOR + 0.100%)	2.272%	12/20/19	50,000,000	50,000,832	(c)
Norinchukin Bank	2.300%	12/11/19	50,640,000	50,675,081
Norinchukin Bank	2.200%	1/10/20	149,000,000	149,091,756
Norinchukin Bank	2.080%	2/7/20	50,000,000	50,013,838
Norinchukin Bank	2.100%	2/7/20	185,000,000	185,067,481
Norinchukin Bank	2.050%	2/13/20	100,000,000	100,015,189
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.374%	9/5/19	50,000,000	50,001,999	(c)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.331%	9/12/19	93,000,000	93,006,456	(c)
Skandinaviska Enskilda Banken AB	2.300%	12/12/19	25,000,000	25,014,978
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.373%	9/9/19	100,000,000	100,006,169	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.383%	9/9/19	270,000,000	270,018,271	(c)
Standard Chartered Bank	2.250%	12/30/19	198,500,000	198,627,522
Standard Chartered Bank	2.070%	2/7/20	32,600,000	32,603,383
Standard Chartered Bank (1 mo. USD LIBOR + 0.160%)	2.327%	2/24/20	150,000,000	149,912,205	(c)
Sumitomo Mitsui Trust Bank Ltd.	2.140%	9/4/19	50,000,000	50,000,123
Sumitomo Mitsui Trust Bank Ltd.	2.120%	9/5/19	139,000,000	138,999,974
Sumitomo Mitsui Trust Bank Ltd.	2.380%	9/5/19	40,990,000	40,991,691
Sumitomo Mitsui Trust Bank Ltd.	2.130%	9/6/19	100,000,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.	2.610%	10/8/19	99,000,000	99,051,687
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.160%)	2.305%	2/27/20	33,800,000	33,790,177	(c)
Toronto Dominion Bank NY	2.400%	12/9/19	150,000,000	150,142,317
Total Certificates of Deposit				5,578,308,104
Time Deposits — 8.3%
ABN AMRO Bank NV	2.120%	9/3/19	230,000,000	230,000,000
Banco Santander SA	2.120%	9/4/19	50,000,000	50,000,000
Bank of Nova Scotia	2.150%	9/3/19	342,000,000	342,000,000
Barclays Bank PLC	2.100%	9/3/19	34,000,000	34,000,000
BNP Paribas SA	2.080%	9/3/19	58,000,000	58,000,000

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2019 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Canadian Imperial Bank of Commerce	2.100%	9/3/19	$44,626,000	$44,626,000
Credit Agricole Corporate and Investment Bank	2.070%	9/3/19	55,000,000	55,000,000
Credit Suisse AG NY	2.100%	9/3/19	32,000,000	32,000,000
Mizuho Bank Ltd.	2.120%	9/3/19	145,817,000	145,817,000
National Bank of Canada	2.110%	9/3/19	106,000,000	106,000,000
Natixis SA	2.090%	9/3/19	46,000,000	46,000,000
NRW Bank	2.120%	9/3/19	100,000,000	100,000,000
NRW Bank	2.110%	9/5/19	100,000,000	100,000,000
Royal Bank of Canada	2.130%	9/3/19	369,000,000	369,000,000
Total Time Deposits				1,712,443,000
U.S. Treasury Bills — 5.4%
U.S. Treasury Bills	0.722%	9/5/19	475,000,000	474,953,227	(b)
U.S. Treasury Bills	1.897%	11/14/19	150,000,000	149,421,949	(b)
U.S. Treasury Bills	1.911%	11/21/19	500,000,000	497,878,705	(b)
Total U.S. Treasury Bills				1,122,253,881
U.S. Treasury Notes — 2.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	2.180%	7/31/21	500,000,000	499,937,420	(c)
U.S. Government Agencies — 0.8%
Federal Home Loan Bank (FHLB) (SOFR + 0.035%)	2.155%	6/19/20	165,000,000	164,995,193	(c)
Repurchase Agreements — 6.5%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity — $379,132,000; (Fully collateralized by various corporate bonds and notes, 0.000% due 9/3/19 to 1/28/20, Market value — $393,750,000)	2.280%	2/20/20	375,000,000	375,000,000
Bank of America Corp. tri-party repurchase agreement dated 11/13/18 Proceeds at Maturity — $75,826,500; (Fully collateralized by various corporate bonds and notes, 0.000% due 9/11/19 to 9/27/19, Market value — $78,750,001)	2.280%	2/20/20	75,000,000	75,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/30/19 Proceeds at Maturity — $500,119,444; (Fully collateralized by a U.S. Treasury Bill, 0.000% due 2/20/20, Market value — $510,002,621)	2.150%	9/3/19	500,000,000	500,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Annual Report	27

Schedule of investments (cont’d)

August 31, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. triparty repurchase agreement dated 11/2/17 Proceeds at Maturity — $202,291,000; (Fully collateralized by various corporate bonds and notes and municipal bonds, 0.000% to 7.875% due 9/6/19 to 5/15/55, Market value — $210,807,671)	2.370%	2/20/20	$200,000,000	$200,000,000
Mitsubishi UFJ Trust & Banking Corp. triparty repurchase agreement dated 11/2/17 Proceeds at Maturity — $101,145,500; (Fully collateralized by various corporate bonds and notes, 0.000% due 9/3/19 to 12/5/19, Market value — $105,000,001)	2.370%	2/20/20	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. triparty repurchase agreement dated 6/20/19 Proceeds at Maturity — $101,121,333; (Fully collateralized by various corporate bonds and notes and municipal bonds, 0.000% to 7.102% due 9/24/19 to 6/14/49, Market value — $107,195,383)	2.320%	2/20/20	100,000,000	100,000,000
Total Repurchase Agreements				1,350,000,000
Total Investments — 99.9% (Cost — $20,720,487,047)				20,725,797,250
Other Assets in Excess of Liabilities — 0.1%				25,892,029
Total Net Assets — 100.0%				$20,751,689,279

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2019 Annual Report

Statement of assets and liabilities

August 31, 2019

Assets:
Investments, at value (Cost — $ 20,720,487,047)	$20,725,797,250
Cash	50,004,997
Interest receivable	26,206,401
Total Assets	20,802,008,648

Liabilities:
Payable for securities purchased	49,978,903
Trustees’ fees payable	72,425
Accrued expenses	268,041
Total Liabilities	50,319,369
Total Net Assets	$20,751,689,279

Represented by:
Paid-in capital	$20,751,689,279

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Annual Report	29

Statement of operations

For the Year Ended August 31, 2019

Investment Income:
Interest	$664,164,683

Expenses:
Investment management fee (Note 2)	26,207,780
Trustees’ fees	665,282
Legal fees	374,562
Fund accounting fees	325,376
Custody fees	51,275
Audit and tax fees	47,319
Miscellaneous expenses	71,753
Total Expenses	27,743,347
Less: Fee waivers and/or expense reimbursements (Note 2)	(26,207,780)
Net Expenses	1,535,567
Net Investment Income	662,629,116

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(1,086,809)
Change in Net Unrealized Appreciation (Depreciation) From Investments	3,639,384
Net Gain on Investments	2,552,575
Increase in Net Assets From Operations	$665,181,691

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2019 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2019	2018

Operations:
Net investment income	$662,629,116	$286,310,940
Net realized loss	(1,086,809)	(1,219,460)
Change in net unrealized appreciation (depreciation)	3,639,384	(285,866)
Increase in Net Assets From Operations	665,181,691	284,805,614

Capital Transactions:
Proceeds from contributions	84,989,548,438	65,540,548,340
Value of withdrawals	(80,820,497,636)	(71,429,392,107)
Increase (Decrease) in Net Assets From Capital Transactions	4,169,050,802	(5,888,843,767)
Increase (Decrease) in Net Assets	4,834,232,493	(5,604,038,153)

Net Assets:
Beginning of year	15,917,456,786	21,521,494,939
End of year	$20,751,689,279	$15,917,456,786

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Annual Report	31

Financial highlights

For the years ended August 31:
	2019	2018	2017	2016	2015

Net assets, end of year (millions)	$20,752	$15,917	$21,521	$49,903	$63,542
Total return[1]	2.54%	1.75%	1.02%	0.48%	0.22%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	2.53	1.67	0.94	0.46	0.21

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values

Liquid Reserves Portfolio 2019 Annual Report	33

Notes to financial statements (cont’d)

these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

34	Liquid Reserves Portfolio 2019 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$20,725,797,250	—	$20,725,797,250

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

Liquid Reserves Portfolio 2019 Annual Report	35

Notes to financial statements (cont’d)

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subad-viser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

36	Liquid Reserves Portfolio 2019 Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $26,207,780.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$20,720,487,047	$5,971,566	$(661,363)	$5,310,203

4. Derivative instruments and hedging activities

During the year ended August 31, 2019, the Portfolio did not invest in derivative instruments.

5. Recent accounting pronouncement

The Portfolio has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Portfolio’s adoption was limited to changes in the Portfolio’s financial

Liquid Reserves Portfolio 2019 Annual Report	37

Notes to financial statements (cont’d)

statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

38	Liquid Reserves Portfolio 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Liquid Reserves Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2019, the related statement of operations for the year ended August 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended August 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 16, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopersLLP

Baltimore, Maryland

October 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Liquid Reserves Portfolio 2019 Annual Report	39

Additional information (unaudited)

Information about Trustees and Officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 16 through 21 of this report.

40	Liquid Reserves Portfolio

Western Asset

Premium Liquid Reserves

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Premium Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Premium Money Market Trust, a Maryland statutory trust.

Western Asset Premium Liquid Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Premium Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010348 10/19 SR19-3706

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2018 and August 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38,370 in August 31, 2018 and $34,150 in August 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $5,546 in August 31, 2018 and $6,000 in August 31, 2019.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Premium Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,350 in August 31, 2018 and $0 in August 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Premium Money Market Trust were $0 in August 31, 2018 and $0 in in August 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Premium Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Premium Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2018 and August 31, 2019; Tax Fees were 100% and 100% for August 31, 2018 and August 31, 2019; and Other Fees were 100% and 100% for August 31, 2018 and August 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Premium Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Premium Money Market Trust during the reporting period were $432,645 in August 31, 2018 and $463,263 in August 31, 2019.

(h) Yes. Legg Mason Partners Premium Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Premium Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan B. Kerley

Susan M. Heilbron

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2019